SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Amounts owed to related parties	¥ 36,348	¥ 36,348
Current payables to related parties, Total	¥ 36,348	¥ 36,348